Consolidated Statements of Changes in Equity shares in Thousands, $ in Thousands, $ in Thousands	TWD ($)	USD ($)	Share capital [member] TWD ($) shares	Share capital [member] USD ($) shares	Capital surplus [member] TWD ($)	Capital surplus [member] USD ($)	Legal reserve [member] TWD ($)	Legal reserve [member] USD ($)	Special reserve [member] TWD ($)	Special reserve [member] USD ($)	Unappropriated earnings [member] TWD ($)	Unappropriated earnings [member] USD ($)	Retained earnings [member] TWD ($)	Retained earnings [member] USD ($)	Exchange differences on translating foreign operations [member] TWD ($)	Exchange differences on translating foreign operations [member] USD ($)	Unrealized gain (loss) on financial assets at fair value through other comprehensive income [member] TWD ($)	Unrealized gain (loss) on financial assets at fair value through other comprehensive income [member] USD ($)	Gain loss on hedging instrument [Member] TWD ($)	Gain loss on hedging instrument [Member] USD ($)	Unearned Employee Compensation [Member] TWD ($)	Unearned Employee Compensation [Member] USD ($)	Other equity[member] TWD ($)	Other equity[member] USD ($)	Treasury shares [member] TWD ($)	Treasury shares [member] USD ($)	Equity Attributable to Owners of the Company [member] TWD ($)	Equity Attributable to Owners of the Company [member] USD ($)	Non-controlling interests [member] TWD ($)	Non-controlling interests [member] USD ($)
Beginning balance at Dec. 31, 2019	$ 212,802,312		$ 43,305,287		$ 138,910,363		$ 2,203,895		$ 6,902,782		$ 21,029,962		$ 30,136,639		$ (10,762,684)		$ (203,098)						$ (10,965,782)		$ (1,959,107)		$ 199,427,400		$ 13,374,912
Beginning balance, shares at Dec. 31, 2019 | shares			4,330,528	4,330,528
Appropriation of earnings
Legal reserve							1,697,489				(1,697,489)
Special reserve									3,944,915		(3,944,915)
Cash dividends distributed by the Company	(8,668,331)										(8,668,331)		(8,668,331)														(8,668,331)
Total appropriation of earnings	(8,668,331)						1,697,489		3,944,915		(14,310,735)		(8,668,331)														(8,668,331)
Change from investments in associates accounted for using the equity method	22,774				22,774																						22,774
Other changes in the capital surplus	1,608				1,608																						1,608
Net profit for the year	28,651,900										26,970,580		26,970,580														26,970,580		1,681,320
Other comprehensive income (loss) for the year, net of income tax	495,313										(469,748)		(469,748)		(879,255)		2,248,414		$ (429,265)				939,894				470,146		25,167
Total comprehensive income (loss)	29,147,213										26,500,832		26,500,832		(879,255)		2,248,414		(429,265)				939,894				27,440,726		1,706,487
Cash dividends received by subsidiaries from the Company	145,741				145,741																						145,741
Disposal of interest in investments accounted for using the equity method	2,313				2,199						(980)		(980)				1,094						1,094				2,313
Differences between consideration and carrying amount arising from acquisition or disposal of subsidiaries	(129,942)				(13,502)																						(13,502)		(116,440)
Changes in percentage of ownership interest in subsidiaries	(4,128,788)				(780,533)						(2,760,175)		(2,760,175)														(3,540,708)		(588,080)
Issue of ordinary shares under employee share options	1,799,425		$ 210,633		1,588,792																						1,799,425
Issue of ordinary shares under employee share options (Shares) | shares			21,064	21,064
Cash dividends distributed by subsidiaries	(346,774)																												(346,774)
Additional non-controlling interest arising on issue of employee share options by subsidiaries	1,089,565				(109,892)						(392,447)		(392,447)														(502,339)		1,591,904
Disposal of investments in equity instruments at fair value through other comprehensive income											18,508		18,508				(18,508)						(18,508)
Ending balance at Dec. 31, 2020	231,737,116		$ 43,515,920		139,767,550		3,901,384		10,847,697		30,084,965		44,834,046		(11,641,939)		2,027,902		(429,265)				(10,043,302)		(1,959,107)		216,115,107		15,622,009
Ending balance, shares at Dec. 31, 2020 | shares			4,351,592	4,351,592
Appropriation of earnings
Legal reserve							2,398,814				(2,398,814)
Special reserve									(1,278,670)		1,278,670
Cash dividends distributed by the Company	(18,389,856)										(18,389,856)		(18,389,856)														(18,389,856)
Total appropriation of earnings	(18,389,856)						2,398,814		(1,278,670)		(19,510,000)		(18,389,856)														(18,389,856)
Change from investments in associates accounted for using the equity method	(30,533)				(30,533)						450,054		450,054				(450,054)						(450,054)				(30,533)
Other changes in the capital surplus	1,633				1,633																						1,633
Net profit for the year	62,249,997										60,150,167		60,150,167														60,150,167		2,099,830
Other comprehensive income (loss) for the year, net of income tax	406,016										25,842		25,842		(3,751,707)		3,654,754		551,098				454,145				479,987		(73,971)
Total comprehensive income (loss)	62,656,013										60,176,009		60,176,009		(3,751,707)		3,654,754		551,098				454,145				60,630,154		2,025,859
Buy-back of ordinary shares	(5,529,255)																								(5,529,255)		(5,529,255)
Issue of convertible bonds by subsidiary	393,199																												393,199
Cash dividends received by subsidiaries from the Company	305,737				305,737																						305,737
Changes in percentage of ownership interest in subsidiaries	(5,337,683)				(58,448)						(2,530,714)		(2,530,714)														(2,589,162)		(2,748,521)
Issue of ordinary shares under employee share options	3,054,372		$ 570,582		3,648,781																$ (1,164,991)		(1,164,991)				3,054,372
Issue of ordinary shares under employee share options (Shares) | shares			57,058	57,058
Cash dividends distributed by subsidiaries	(1,062,529)																												(1,062,529)
Additional non-controlling interest arising on issue of employee share options by subsidiaries	372,846				58,448																						58,448		314,398
Disposal of investments in equity instruments at fair value through other comprehensive income											1,042,241		1,042,241				(1,042,241)						(1,042,241)
Ending balance at Dec. 31, 2021	268,171,060		$ 44,086,502		143,693,168		6,300,198		9,569,027		69,712,555		85,581,780		(15,393,646)	$ (500,932)	4,190,361		121,833		(1,164,991)		(12,246,443)		(7,488,362)		253,626,645		14,544,415	$ 473,297
Ending balance, shares at Dec. 31, 2021 | shares			4,408,650	4,408,650
Appropriation of earnings
Legal reserve							6,282,762				(6,282,762)
Special reserve									798,025		(798,025)
Cash dividends distributed by the Company	(30,501,981)										(30,501,981)		(30,501,981)														(30,501,981)
Total appropriation of earnings	(30,501,981)						6,282,762		798,025		(37,582,768)		(30,501,981)														(30,501,981)
Donations from shareholders	471,894				471,894																						471,894
Change from investments in associates accounted for using the equity method	7,623				7,623						152,102		152,102				(152,102)						(152,102)				7,623
Other changes in the capital surplus	1,186				1,186																						1,186
Net profit for the year	64,618,094	$ 2,102,770									61,501,545		61,501,545														61,501,545		3,116,549
Other comprehensive income (loss) for the year, net of income tax	8,632,472	280,913									895,896		895,896		9,864,258		(2,953,279)	$ (96,104)	398,448				7,309,427				8,205,323		427,149
Total comprehensive income (loss)	73,250,566	2,383,683									62,397,441		62,397,441		9,864,258		(2,953,279)		398,448				7,309,427				69,706,868		3,543,698
Buy-back of ordinary shares	(205,608)																								(205,608)		(205,608)
Cancelation of treasury shares			$ (550,000)		(2,463,716)						(2,721,147)		(2,721,147)												5,734,863
Cancelation of treasury shares, shares | shares			(55,000)	(55,000)
Issue of convertible bonds by subsidiary	1,092,004																												1,092,004
Cash dividends received by subsidiaries from the Company	38,404				38,404																						38,404
Changes in percentage of ownership interest in subsidiaries	(532,922)				(8,963)						(211,184)		(211,184)														(220,147)		(312,775)
Issue of ordinary shares under employee share options	1,618,328		$ 143,339		742,845																732,144		732,144				1,618,328
Issue of ordinary shares under employee share options (Shares) | shares			14,334	14,334
Cash dividends distributed by subsidiaries	(575,089)																												(575,089)
Additional non-controlling interest arising on issue of employee share options by subsidiaries	440,920				125,049																						125,049		315,871
Disposal of investments in equity instruments at fair value through other comprehensive income											(190,525)		(190,525)				190,525						190,525
Ending balance at Dec. 31, 2022	$ 313,276,385	$ 10,194,480	$ 43,679,841	$ 1,421,407	$ 142,607,490	$ 4,640,660	$ 12,582,960	$ 409,468	$ 10,367,052	$ 337,359	$ 91,556,474	$ 2,979,384	$ 114,506,486	$ 3,726,211	$ (5,529,388)	$ (179,935)	$ 1,275,505	$ 41,507	$ 520,281	$ 16,931	$ (432,847)	$ (14,085)	$ (4,166,449)	$ (135,582)	$ (1,959,107)	$ (63,752)	$ 294,668,261	$ 9,588,944	$ 18,608,124	$ 605,536
Ending balance, shares at Dec. 31, 2022 | shares			4,367,984	4,367,984